Loss per share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss attributed to shareholders	$ (62,493)	$ (78,981)	$ (87,449)
Weighted average number of shares in issue, basic (in shares)	66,062,205	64,750,886	64,099,213
Weighted average number of shares in issue, diluted (in shares)	66,062,205	64,750,886	64,099,213
Basic loss per share (in dollars per share)	$ (0.95)	$ (1.22)	$ (1.36)
Diluted loss per share (in dollars per share)	$ (0.95)	$ (1.22)	$ (1.36)